CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues (including transactions with related parties of RMB142,746, RMB669,070 and RMB486,718 for the years ended December 31, 2023, 2024 and 2025, respectively)
Total net revenues		¥ 6,502,400		$ 929,831	¥ 6,079,115		¥ 6,994,328
Cost of revenues (including transactions with related parties of RMB421,567, RMB358,613 and RMB460,683 for the years ended December 31, 2023, 2024 and 2025, respectively)		(5,630,267)		(805,117)	(5,269,661)		(6,179,125)
Gross Profit		872,133		124,714	809,454		815,203
Operating expenses
Research and development expenses (including transactions with related parties of RMB4,345, RMB1,861 and RMB1,049 for the years ended December 31, 2023, 2024 and 2025, respectively)		(496,677)		(71,024)	(512,637)		(578,610)
Sales and marketing expenses (including transactions with related parties of RMB62,889, RMB3,533 and RMB13,014 for the years ended December 31, 2023, 2024 and 2025, respectively)		(266,567)		(38,119)	(274,049)		(440,605)
General and administrative expenses (including transactions with related parties of RMB350, RMB3,478 and RMB3,603 for the years ended December 31, 2023, 2024 and 2025, respectively)		(308,875)		(44,169)	(254,840)		(320,838)
Total operating expenses		(1,072,119)		(153,312)	(1,041,526)		(1,340,053)
Other income, net		37,481		5,360	42,496		81,258
Operating loss		(162,505)		(23,238)	(189,576)		(443,592)
Impairment loss of investments		(120,156)		(17,182)	(232,466)		(225,800)
Interest income and short-term investments income		190,789		27,282	391,389		479,681
Disposal gain of investments		1,500		214	0		0
Foreign currency exchange losses, net		(6,718)		(961)	(3,802)		(1,593)
Loss before income tax expenses		(97,090)		(13,885)	(34,455)		(191,304)
Income tax expenses		(12,806)		(1,831)	(13,500)		(13,215)
Loss before share of loss in equity method investments, net of income taxes		(109,896)		(15,716)	(47,955)		(204,519)
Share of loss in equity method investments, net of income taxes		(2,695)		(385)	0		0
Net loss attributable to HUYA Inc.		(112,591)		(16,101)	(47,955)		(204,519)
Net loss attributable to ordinary shareholders		(112,591)		(16,101)	(47,955)		(204,519)
Net loss		(112,591)		(16,101)	(47,955)		(204,519)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax		(47,999)		(6,864)	73,372		143,329
Unrealized securities holding loss, net of tax		(43,546)		(6,227)	(63,964)		(20,824)
Total comprehensive loss attributable to HUYA Inc.		¥ (204,136)		$ (29,192)	¥ (38,547)		¥ (82,014)
Net loss per share
Basic | (per share)		¥ (0.49)	[1]	$ (0.07)	¥ (0.21)	[1]	¥ (0.84)	[1]
Diluted | (per share)		¥ (0.49)	[1]	$ (0.07)	¥ (0.21)	[1]	¥ (0.84)	[1]
Weighted average number of shares used in calculating net loss per share
Basic (in share)		228,840,636		228,840,636	231,533,388		243,025,428
Diluted (in share)		228,840,636		228,840,636	231,533,388		243,025,428
ADS
Net loss per share
Basic | (per share)	[1]	¥ (0.49)		$ (0.07)	¥ (0.21)		¥ (0.84)
Diluted | (per share)	[1]	¥ (0.49)		$ (0.07)	¥ (0.21)		¥ (0.84)
Weighted average number of shares used in calculating net loss per share
Basic (in share)	[1]	228,840,636		228,840,636	231,533,388		243,025,428
Diluted (in share)	[1]	228,840,636		228,840,636	231,533,388		243,025,428
Live streaming
Net revenues (including transactions with related parties of RMB142,746, RMB669,070 and RMB486,718 for the years ended December 31, 2023, 2024 and 2025, respectively)
Total net revenues		¥ 4,594,014		$ 656,935	¥ 4,745,195		¥ 6,450,782
Game-related services, advertising and others
Net revenues (including transactions with related parties of RMB142,746, RMB669,070 and RMB486,718 for the years ended December 31, 2023, 2024 and 2025, respectively)
Total net revenues		¥ 1,908,386		$ 272,896	¥ 1,333,920		¥ 543,546

[1]	Each ADS represents one Class A ordinary share.